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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2008
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7733 Forsyth Blvd., Suite 1900
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   05/05/2008
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 109
                                            --------------------------------

Form 13F Information Table Value Total:     $       122,721
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A-Power Energy Gen Sys Lt      common           G04136100      310    20490 SH       Sole                                      20490
ACETO CORP                     common           004446100     1168   168335 SH       Sole                   110210             58125
ALPHA NAT RES INCCOM           common           02076X102     1580    36380 SH       Sole                    36380
ANSYS INC COM                  common           03662Q105      901    26105 SH       Sole                    26105
ARADIGM CORPCOM NEW            common           038505301      630   567885 SH       Sole                   331706            236179
ART TECHNOLOGY GRP INC OC-COM  common           04289L107     2102   541840 SH       Sole                   357300            184540
ATS MED INC                    common           002083103     1116   791620 SH       Sole                   551434            240186
AXT INC COM                    common           00246W103      194    40675 SH       Sole                                      40675
American Ecology Corporation   common           025533407      205     8075 SH       Sole                                       8075
American Electric Technology,  common           025576109      180    36660 SH       Sole                                      36660
Amerigon, Inc.                 common           03070l300      249    16830 SH       Sole                                      16830
Amtech Systems, Inc.           common           032332504      295    24500 SH       Sole                                      24500
Ariba, Inc.                    common           04033v203      185    19130 SH       Sole                                      19130
AsiaInfo Holdings, Inc.        common           04518a104      172    15825 SH       Sole                                      15825
BADGER METER INC               common           056525108     1149    26604 SH       Sole                    26604
BARRETT BILL CORPCOM           common           06846N104      941    19905 SH       Sole                    19905
BGC PARTNERS INC CL A          common           05541T101     1561   133895 SH       Sole                    89745             44150
BIOSCRIP INC COM               common           09069N108      984   145613 SH       Sole                    89283             56330
BPZ RESOURCES INC COM TEXAS    common           055639108     3335   153490 SH       Sole                   103068             50422
BRISTOW GROUP INC COM          common           110394103     1058    19715 SH       Sole                    19715
BRUKER CORPORATIONCOM          common           116794108     3905   253745 SH       Sole                   193840             59905
CABOT OIL & GAS CORP COM       common           127097103      686    13485 SH       Sole                    13485
CALGON CARBON CORP COM         common           129603106     2706   179785 SH       Sole                   108730             71055
CAPSTEAD MTG CORPCOM NO PAR    common           14067E506     1207   105905 SH       Sole                    73505             32400
CAPSTONE TURBINE CORP COM      common           14067D102     1839   867590 SH       Sole                   582802            284788
CARACO PHARMACEUTICAL LABS LTD common           14075T107     2262   125995 SH       Sole                    86095             39900
CHART INDS INC COM PAR $0.01   common           16115Q308     1079    31895 SH       Sole                    26795              5100
CHIQUITA BRANDS INTL INCCOM    common           170032809     2872   124285 SH       Sole                   102100             22185
CLEAN HBRS INC                 common           184496107     1107    17035 SH       Sole                    17035
COMPASS MINERALS INTL INCCOM   common           20451N101      831    14095 SH       Sole                    14095
COMPOSITE TECHNOLOGY CORPCOM   common           20461S108      757   912210 SH       Sole                   568143            344067
COMSTOCK RES INC NEW           common           205768203     1194    29640 SH       Sole                    25080              4560
COVANTA HLDG CORPCOM           common           22282E102     1065    38740 SH       Sole                    38740
CYBERSOURCE CORP DEL COM       common           23251J106     1170    80085 SH       Sole                    69010             11075
Clarient Corporation           common           180489106      133    89930 SH       Sole                                      89930
Cubic Energy, Inc.             common           229675103      123    40355 SH       Sole                                      40355
EXIDE TECHNOLOGIESCOM NEW      common           302051206     2323   177345 SH       Sole                   119275             58070
FIBERNET TELECOM GROUP INCCOM  common           315653402     1019   141965 SH       Sole                    91520             50445
FLIR SYS INC                   common           302445101      987    32810 SH       Sole                    32810
Falconstor Software Inc.       common           306137100      132    17400 SH       Sole                                      17400
Furmanite Corporation          common           361086101      230    27010 SH       Sole                                      27010
GASCO ENERGY COM               common           367220100     1204   493575 SH       Sole                   335588            157987
GLOBAL PWR EQUIP GROUP INC COM common           37941P207      348   248490 SH       Sole                   237437             11053
GLOBAL TECH APPLIANCES INC SHS common           G39320109      927   298955 SH       Sole                   202520             96435
GRAN TIERRA ENERGY INC COM     common           38500T101     2319   698445 SH       Sole                   478763            219682
GigaMedia LTD                  common           y2711y104      998    64020 SH       Sole                    52830             11190
Global Med Technologies, Inc.  common           37935e101      159   122080 SH       Sole                                     122080
HACKETT GROUP INC COM          common           404609109     1339   342335 SH       Sole                   207143            135192
HAEMONETICS CORP MASS COM      common           405024100     1101    18475 SH       Sole                    18475
HAYNES INTL INCCOM             common           420877201      340     6195 SH       Sole                                       6195
HMS HOLDING CORPCOM            common           40425J101     1051    36800 SH       Sole                    23455             13345
HORNBECK OFFSHORE SVCS INCCOM  common           440543106     1162    25440 SH       Sole                    25440
Herbalife Ltd.                 common           g4412g101      963    20280 SH       Sole                    20280
ICAD INCCOM                    common           44934S107     1178   478756 SH       Sole                   327242            151514
INNODATA ISOGEN INC            common           457642205     1269   297201 SH       Sole                   166329            130872
INTERVOICE BRITE INC COM       common           461142101     1541   193555 SH       Sole                   131614             61941
ION GEOPHYSICAL CORP COM       common           462044108     3079   223105 SH       Sole                   172880             50225
ISHARES TR RUSSELL 2000 GROWTH common           464287648     1622    22390 SH       Sole                                      22390
ISHARES TR S+P SMALLCAP 600/BA common           464287887      432     3490 SH       Sole                                       3490
ITC DELTACOM INCCOM PAR $0.01  common           45031T872      878   237215 SH       Sole                   182573             54642
Icon Plc                       common           45103t107     1123    17300 SH       Sole                    17300
JA Solar Holdings Company, Ltd common           466090107      448    24070 SH       Sole                    24070
Jinpan International Limited   common           g5138l100      276     9225 SH       Sole                                       9225
KIRBY CORP COM                 common           497266106      723    12685 SH       Sole                    12685
LA JOLLA PHARMACEUTICAL CO COM common           503459307      414   210025 SH       Sole                   142880             67145
LINDSAY CORP                   common           535555106     1332    13000 SH       Sole                    13000
LKQ CORPCOM                    common           501889208     1125    50065 SH       Sole                    50065
Landec Corporation             common           514766104      130    15380 SH       Sole                                      15380
MARTEK BIOSCIENCES CORP        common           572901106     2441    79840 SH       Sole                    64350             15490
MATRIX SVC CO                  common           576853105     1062    61815 SH       Sole                    40160             21655
MERCADOLIBRE INC COM           common           58733R102      569    14315 SH       Sole                    14315
METROPOLITAN HLTH NETWORKS INC common           592142103     1102   489790 SH       Sole                   343525            146265
NATURAL GAS SVCS GROUP INCCOM  common           63886Q109     1925    88160 SH       Sole                    59785             28375
NAVIGANT CONSULTING INC COM    common           63935N107     1517    79950 SH       Sole                    54712             25238
NORTH AMERICAN ENERGY PARTNE C common           656844107     1515    98735 SH       Sole                    67270             31465
Nevada Geothermal Power, Inc.  common           64127m105      147   146745 SH       Sole                                     146745
New Oriental Energy & Chemical common           64758a107      127    26945 SH       Sole                                      26945
Numerex Corporation            common           67053a102      115    16470 SH       Sole                                      16470
PEGASYSTEM INC                 common           705573103     1520   157860 SH       Sole                   111050             46810
PERCEPTRON INC COM             common           71361F100     1799   142009 SH       Sole                    96751             45258
PERICOM SEMICONDUCTOR CORPCOM  common           713831105     1702   115970 SH       Sole                    74790             41180
PERRIGO CO COM                 common           714290103     1259    33360 SH       Sole                    33360
PHARMACEUTICAL PROD DEV INC    common           717124101     1087    25945 SH       Sole                    25945
PREMIERE GLOBAL SVCS INCCOM    common           740585104      735    51235 SH       Sole                    51235
PRICESMART INC COM             common           741511109      941    33969 SH       Sole                    33969
Point Blank Solutions, Inc.    common           730529104      128    36705 SH       Sole                                      36705
QUEST SOFTWARE INC COM         common           74834T103     1312   100350 SH       Sole                    72330             28020
RENAISSANCE LEARNING INC COM   common           75968L105     1514   108198 SH       Sole                    70899             37299
RTI BIOLOGICS INC COM          common           74975N105     2879   304633 SH       Sole                   211774             92859
Ramtron International Corporat common           751907304      182    44270 SH       Sole                                      44270
SBA Communications Corporation common           78388j106      434    14560 SH       Sole                                      14560
SHANDA INTERACTIVE ENTMT LTD S common           81941Q203     1128    38755 SH       Sole                    26545             12210
SINOVAC BIOTECH LTD SHS        common           P8696W104     1376   378133 SH       Sole                   253382            124751
SPDR TR UNIT SER 1 S & PPOORS  common           78462F103     6269    47530 SH       Sole                    47530
SUPERIOR ENERGY SERVICES INC   common           868157108      955    24100 SH       Sole                    24100
SWA Reit Ltd                   common           p85441114        9    16920 SH       Sole                                      16920
SkillSoft PLC                  common           830928107     1146   109415 SH       Sole                    92925             16490
TIER TECHNOLOGIES INC CL B     common           88650Q100     1391   174307 SH       Sole                   120666             53641
TIVO INC COM                   common           888706108     1526   174150 SH       Sole                   118170             55980
TRIQUINT SEMICONDUCTOR INC COM common           89674K103     1701   336150 SH       Sole                   233910            102240
TRIZETTO GROUP INC             common           896882107     1349    80830 SH       Sole                    54985             25845
TeleCommunication Systems, Inc common           87929j103      211    67125 SH       Sole                                      67125
Titan Machinery, Inc.          common           88830r101      336    17990 SH       Sole                                      17990
VARIAN MED SYS INC COM         common           92220P105      981    20950 SH       Sole                    20950
WATSON WYATT WORLDWIDE INCCL A common           942712100     1042    18370 SH       Sole                    18370
WESTERN DIGITAL CORP DEL COM   common           958102105      963    35620 SH       Sole                    35620
WMS INDS INC COM               common           929297109      892    24785 SH       Sole                    24785
Website Pros Inc.              common           94769v105      190    19285 SH       Sole                                      19285
ZHONGPIN INC COM               common           98952K107     1822   187250 SH       Sole                   113170             74080
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